Leases (Tables)	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

	Nine months ended September 30,
	2025	2024

Cash payments and expenses related to operating leases	$(465)	$(416)
Operating lease right-of-use assets and liabilities, net	$(807)	$167

Supplemental balance sheet information related to operating leases was as follows:

September 30,
2025
Operating lease right-of-use assets	1,279
Current maturities of operating leases	658
Long-term operating lease liabilities	1,428
Weighted average remaining lease term (in years)	3.92
Weighted average discount rate	9.5%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of September 30, 2025, were as follows:

Operating leases
2025 (three months ended December 31, 2025)	$163
2026	$652
2027	$579
2028 and after	$1,102

Total lease payments	$2,496